TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 4) - Accumulated Impairment [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Opening balance		$ (87,909)	$ (77,054)	$ (60,072)
Adoption adjustment IFRS 9	[1]	(10,524)
Write-offs		8,620	8,249	20,910
(Increase) Decrease		(8,178)	(19,104)	(37,892)
Closing balance		$ (97,991)	$ (87,909)	$ (77,054)

[1]	Adjustment to the balance as of December 31, 2017 registered in retained earnings as of 01.01.2018 for the adoption of IFRS 9.